BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

Basis of Presentation—The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in conformity with the instructions to Form 10-Q and Article 10-01 of Regulation S-X for interim financial statements. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles in the United States of America ("GAAP") for complete financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. Management believes that estimates utilized in the preparation of the Condensed Consolidated Financial Statements are prudent and reasonable. Actual results could differ from those estimates and such differences could be material. These accompanying unaudited Condensed Consolidated Financial Statements and related Notes should be read in conjunction with the Consolidated Financial Statements and related Notes included in the 2015 Annual Report.

In the opinion of management, the accompanying Condensed Consolidated Financial Statements contain all adjustments, consisting of normal recurring adjustments necessary for a fair statement of the results for the interim periods presented. Such operating results may not be indicative of the expected results for any other interim periods or the entire year.

Certain prior year amounts in the Condensed Consolidated Financial Statements and the related notes have been reclassified to conform to current period presentation. During late 2015, we adopted certain Accounting Standard Updates ("ASU") issued by the Financial Accounting Standards Board (FASB) such as the deconsolidation of certain CLOs and Funds (or ASU 2015-02) and the valuation of financial assets and liabilities of Consolidated CLOs (or ASU 2014-13) which were applied on a modified retroactive basis. As such, the Condensed Consolidated Financial Statements and the related notes for the three months ended March 31, 2015 have been re-presented to reflect the impact of these adoptions (see the 2015 Annual Report). Further, other reclassified items include a detailed break out of line items for net results of Consolidated Entities, Employee compensation and benefits, Share-based compensation, and General and administrative expenses on the Condensed Consolidated Statements of Operations as well as Contributions from and Distributions to noncontrolling interests on the Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Equity.

Principles of Consolidation—The Condensed Consolidated Financial Statements include the financial statements of CIFC and its wholly-owned subsidiaries, the entities in which the Company has a controlling interest ("Consolidated Funds") and VIEs for which the Company is deemed to be the primary beneficiary (together with Consolidated Funds, the "Consolidated Entities").

All intercompany balances and transactions have been eliminated upon consolidation. This consolidation, particularly with respect to the Consolidated Entities, significantly impacts the Company's Condensed Consolidated Financial Statements.

Consolidated Entities—Consolidated Entities includes the operating results of the Consolidated Funds and the Consolidated VIEs. As of both March 31, 2016 and December 31, 2015, the Company held $81.8 million of investments in its Consolidated Entities.

Consolidated VOEs—The Company consolidates entities in which it has a controlling voting interest. As of March 31, 2016 and December 31, 2015, the Company did not consolidate any entities under the voting interest model.

Consolidated VIEs—The Company also consolidates variable interest entities in which it is deemed the primary beneficiary. These Consolidated VIEs generally include certain CLOs (collectively, the "Consolidated CLOs"), warehouses, loan investment products, and other similar legal entities.

Tactical Income Fund—The Company invests in and manages an open-end credit fund that invests primarily in second-lien loans (the "Tactical Income Fund"). The Company consolidated the Tactical Income Fund. Under the consolidation rules, limited partnerships where investors lack the right to remove the general partners are deemed VIEs. The Company is deemed the primary beneficiary as it cannot be removed as the investment manager and has a significant financial interest in the fund. As of March 31, 2016 and December 31, 2015, the Company held an investment of $33.6 million and $33.2 million, respectively, and for both periods the limited partners held $7.8 million. Limited partners' interests were reported in "Noncontrolling interests in Consolidated Funds" on the Condensed Consolidated Balance Sheet.

Consolidated CLOs and Other—As of March 31, 2016 and December 31, 2015, the Company consolidated 2 CLOs and 2 credit funds (including Tactical Income Fund).

Warehouses—From time to time, the Company will create special purpose vehicles ("SPVs") to warehouse SSCLs in advance of sponsoring new CLOs or other funds. The Company may contribute equity to the new SPVs which are typically levered three to five times depending on the terms agreed to with the warehousing counterparties. When the related CLO or Fund is sponsored, typically around three to nine months later, the warehouse is “terminated,” with it concurrently repaying the related financing and returning to the Company its equity contribution, net of gains and losses, if any. Since the launch of the Warehouse Fund (see below), the Company's direct investments in warehouses it manages have been limited.

As of both March 31, 2016 and December 31, 2015, the Company did not consolidate any warehouses but held variable interests in 3 warehouses for which it was not deemed to be the primary beneficiary.

Unconsolidated VOEs—Warehouse Fund—In December 2014, the Company launched a closed-end structured credit fund that invests primarily in equity interests of warehouses managed by CIFC (the "Warehouse Fund"). As of March 31, 2016 and December 31, 2015, the carrying value of the Company's investment, as the general partner of the fund, was $14.7 million and $13.9 million, respectively.

Co-Investment Fund—During 2013, the Company launched a closed-end structured credit fund that invests primarily in residual tranches of CLOs and, to a lesser extent, warehouses, managed by CIFC (the "Co-Investment Fund"). As of March 31, 2016 and December 31, 2015, the carrying value of the Company's investment, as the general partner of the fund, was $11.8 million and $12.1 million, respectively.

The limited partners of both the Warehouse Fund and the Co-Investment Fund may remove the general partner's presumption of control, and as such, the Company did not consolidate these funds. The Company's investments in these funds were recorded in "Investments" on the Company's Condensed Consolidated Balance Sheets.

Unconsolidated VIEs—Senior Secured Corporate Loan Fund—The Company invests in and manages an open-end credit fund that invests in performing U.S. SSCLs (the "Senior Secured Corporate Loan Fund") to provide capital appreciation and risk-adjusted returns to its investors. The Company does not consolidate the Senior Secured Corporate Loan Fund. Under the consolidation rules, limited partnerships where investors lack the right to remove the general partners, are deemed VIEs, however, the Company is not deemed the primary beneficiary as it does not have a significant financial interest in the fund. As of March 31, 2016 and December 31, 2015, the carrying value of the Company's investment was $5.5 million and $5.4 million, respectively.

As of March 31, 2016, the Company had variable interests in 26 CLOs, 8 CDOs, and 2 Non-CLO products (including the Senior Secured Corporate Loan Fund), which the Company managed, that were not consolidated (collectively the "Unconsolidated VIEs") as the Company was not deemed to be the primary beneficiary of the Unconsolidated VIEs. As of December 31, 2015, the Company's unconsolidated VIEs included 28 CLOs, 8 CDOs and 2 Non-CLO products (including the Senior Secured Corporate Loan Fund).

The Company's maximum exposure to loss on Unconsolidated VIEs includes its investment, management fee receivables and future management fees collectible by the Company. As of March 31, 2016 and December 31, 2015 the Company invested $39.5 million and $29.0 million, respectively, in Unconsolidated VIEs and the Company's management fee receivables were $4.5 million and $4.1 million, respectively.

Basis of Presentation and Principles of Consolidation

Basis of Presentation—The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Management believes that estimates utilized in the preparation of the Consolidated Financial Statements are prudent and reasonable. Actual results could differ from those estimates and such differences could be material.

Certain prior year amounts in the Consolidated Financial Statements and the related notes have been re-presented to conform to current period presentation and provide additional details. These items include detailed break out of line items for Net Results of Consolidated Entities (Note 6), Employee compensation and benefits, share-based compensation, and General and administrative expenses on the Consolidated Statements of Operations as well as Contributions from and Distributions to noncontrolling interests on the Consolidated Statements of Cash Flows and Consolidated Statements of Equity.

The Reorganization Transaction was a transaction between entities under common control, therefore, the Company included in this Form 10-K the Consolidated Financial Statements of both CIFC LLC and CIFC Corp. For the Consolidated Financial Statements of CIFC LLC, the prior year comparative Consolidated Financial Statements includes the Consolidated Balance Sheet, Statement of Operations, Comprehensive Income (Loss), Equity and Cash Flows as of and for the year ended December 31, 2014 of CIFC Corp.

Principles of Consolidation—The Consolidated Financial Statements include the financial statements of CIFC and its wholly-owned subsidiaries, the entities in which the Company has a controlling interest ("Consolidated Funds") and variable interest entities ("VIEs" or "Consolidated VIEs") for which the Company is deemed to be the primary beneficiary (together with Consolidated Funds, the "Consolidated Entities"). The Company adopted the amendments of Accounting Standard Update "ASU" 2015-02, Consolidation (Topic 810) - Amendments to the Consolidation Analysis ("ASU 2015-02") (see Note 3).

All intercompany balances and transactions have been eliminated upon consolidation. This consolidation, particularly with respect to the Consolidated Entities, significantly impacts the Company's Consolidated Financial Statements.

Consolidated Entities—As a result of the Reorganization Transaction (Notes 1 & 16), disclosures below relate to CIFC LLC as of December 31, 2015 and 2014 and CIFC Corp. as of December 31, 2014.

Consolidated Entities includes the operating results of the Consolidated Funds and the Consolidated VIEs. As of December 31, 2015 and 2014, the Company held $81.8 million and $62.6 million, respectively, of investments in its Consolidated Entities.

Consolidated VOEs—The Company consolidates entities in which it has a controlling voting interest. As of December 31, 2015, the Company did not consolidate any entities under the voting interest model. As of December 31, 2014, the Company had consolidated the Tactical Income Fund and the Senior Secured Corporate Loan Fund under this model. Effective January 1, 2015, pursuant to the adoption of ASU 2015-02, our consolidation assessment changed. See below & Note 3.

Consolidated VIEs—The Company also consolidates variable interest entities in which it is deemed the primary beneficiary. These Consolidated VIEs generally include certain CLOs (collectively, the "Consolidated CLOs"), warehouses, loan investment products, and other similar legal entities (see Note 3 for further details).

Tactical Income Fund—The Company invests in and manages an open-end credit fund that invests primarily in second-lien loans (the "Tactical Income Fund"). Under the new rules, limited partnerships where investors lack the right to remove the general partners, are deemed VIEs. The Company is deemed the primary beneficiary as it cannot be removed as the investment manager and has a significant financial interest in the fund. As of December 31, 2015 and 2014, the Company held an investment of $33.2 million and $11.0 million, respectively, and the limited partners held $7.8 million and $6.5 million, respectively. Limited partners' interests were reported in "Noncontrolling interests in Consolidated Funds" on the Consolidated Balance Sheet.

Consolidated CLOs and Other—As of December 31, 2015, the Company consolidated 2 CLOs and 2 credit funds (including Tactical Income Fund). As of December 31, 2014, the Company consolidated 31 CLOs. See Note 4. The adoption of ASU 2015-02, resulted in the deconsolidation of 30 CLOs as of January 1, 2015.

Warehouses—From time to time, the Company will create special purpose vehicles ("SPVs") to warehouse SSCLs in advance of sponsoring new CLOs or other funds. The Company may contribute equity to the new SPVs which are typically levered three to five times depending on the terms agreed to with the warehousing counterparties. When the related CLO or Fund is sponsored, typically around three to nine months later, the warehouse is “terminated,” with it concurrently repaying the related financing and returning to the Company its equity contribution, net of gains and losses, if any. Since the launch of the Warehouse Fund (see below), the Company's direct investments in warehouses it manages have been limited.

During the year ended December 31, 2015, the Company consolidated and deconsolidated two warehouses. During the year ended December 31, 2014, the Company consolidated seven warehouse(s) and deconsolidated six warehouse(s). As of December 31, 2015, the Company did not consolidate any warehouse, and as of December 31, 2014, the company consolidated one warehouse.

Unconsolidated VOEs—Warehouse Fund—In December 2014, the Company launched a closed-end structured credit fund that invests primarily in equity interests of warehouses managed by CIFC (the "Warehouse Fund"). As of December 31, 2015 and 2014, the carrying value of the Company's investment, as the general partner of the fund, was $13.9 million and $10.6 million, respectively.

Co-Investment Fund—During 2013, the Company launched a closed-end structured credit fund that invests primarily in residual tranches of CLOs and, to a lesser extent, warehouses, managed by CIFC (the "Co-Investment Fund"). As of December 31, 2015 and 2014, the carrying value of the Company's investment, as the general partner of the fund, was $12.1 million and $16.6 million, respectively.

The limited partners of both the Warehouse Fund and the Co-Investment Fund may remove the general partner's presumption of control, and as such, the Company did not consolidate these funds. The adoption of ASU 2015-02, did not change our consolidation conclusion. The Company's investments in these funds were recorded in "Investments" on the Company's Consolidated Balance Sheets.

Unconsolidated VIEs—Senior Secured Corporate Loan Fund—The Company invests in and manages an open-end credit fund that invests in U.S. performing senior secured corporate loans (the "Senior Secured Corporate Loan Fund") to provide capital appreciation and risk-adjusted returns to its investors. Pursuant to the adoption of ASU 2015-02, the Company deconsolidated this fund on a modified retroactive basis (or as of January 1, 2015). Under the new rules, limited partnerships where investors lack the right to remove the general partners, are deemed VIEs. The Company is not deemed the primary beneficiary because it does not have a significant financial interest in the fund. As of December 31, 2015, the Company held an investment of $5.4 million in the fund which was reported in "Investments" on the Company's Consolidated Balance Sheet. As of December 31, 2014, the Company held an investment of $5.2 million and the limited partners held an investment of $204.5 million. Limited partners' interests were reported in "Noncontrolling interests in Consolidated Funds" on the Consolidated Balance Sheet.

As of December 31, 2015, the Company had variable interests in 28 CLO, 8 CDOs, and 2 Non-CLO products (including the Senior Secured Corporate Loan Fund), which the Company managed, that were not consolidated (collectively the "Unconsolidated VIEs") as the Company was not deemed to be the primary beneficiary of the Unconsolidated VIEs. As of December 31, 2014, the Company's unconsolidated VIEs included 1 CLO, 8 CDOs and 4 Non-CLO products. The adoption of ASU 2015-02, resulted in the deconsolidation of 30 CLOs as of January 1, 2015.

The Company's maximum exposure to loss on Unconsolidated VIEs includes its investment, management fee receivables and future management fees collectible by the Company. As of December 31, 2015, the Company invested $29.0 million in Unconsolidated VIEs and the Company's management fee receivables were $4.1 million. As of December 31, 2014, the Company had no investments in its Unconsolidated VIEs and the Company's management fee receivables were $0.3 million.